Related party disclosures	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related party disclosures	Related party disclosures
Compensation costs of key management, which includes executive management and the Board of Directors, are as follows:

in CHF thousands	2021	2020	2019
Short-term employee benefits	2,423	2,408	2,392
Post-employment benefits	203	205	173
Share-based compensation	1,784	1,601	1,220
Total year ended December 31	4,410	4,214	3,785
Pamela Trail departed from her role as Chief Scientific Officer in July 2019. She has continued to support the Group as a consultant after this date. For the year ended December 31, 2021, Pamela Trail's consulting fees amounted to TCHF 13. For the year ended December 31, 2020, Pamela Trail's consulting fees amounted to TCHF 45.